UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS
VARIABLE HIGH INCOME PORTFOLIO
FORM N-Q
JULY 31, 2008

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 90.2%
CONSUMER DISCRETIONARY — 17.1%
Auto Components — 1.1%
$300,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$262,500
940,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	333,700
	Visteon Corp.:
983,000	12.250% due 12/31/16 (a)	688,100
1,057,000	Senior Notes, 8.250% due 8/1/10	914,305

	Total Auto Components	2,198,605

Automobiles — 1.1%
	General Motors Corp.:
1,050,000	Notes, 7.200% due 1/15/11	693,000
3,065,000	Senior Debentures, 8.375% due 7/15/33	1,524,838

	Total Automobiles	2,217,838

Diversified Consumer Services — 0.6%
1,090,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	951,025
	Service Corp. International, Senior Notes:
25,000	7.625% due 10/1/18	23,875
280,000	7.500% due 4/1/27	230,300

	Total Diversified Consumer Services	1,205,200

Hotels, Restaurants & Leisure — 3.9%
340,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	246,500
845,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	16,900
1,400,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,057,000
585,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	567,450
600,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	462,000
420,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	413,700
650,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	529,750
1,345,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	988,575
260,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	214,500
685,000	MGM MIRAGE Inc., Notes, 6.750% due 9/1/12	604,512
110,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	77,550
690,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	569,250
350,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14 (a)(d)	257,250
	Station Casinos Inc., Senior Notes:
410,000	6.000% due 4/1/12	276,750
1,005,000	7.750% due 8/15/16	678,375
275,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	265,375
290,000	Wynn Las Vegas LLC, 6.625% due 12/1/14	263,900

	Total Hotels, Restaurants & Leisure	7,489,337

Household Durables — 2.0%
105,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	100,800
885,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	774,375
720,000	K Hovnanian Enterprises Inc., 11.500% due 5/1/13 (a)	732,600
1,225,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,218,875
1,065,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.276% due 9/1/12	974,475

	Total Household Durables	3,801,125

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Internet & Catalog Retail — 0.3%
$65,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	$62,075
435,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	452,400

	Total Internet & Catalog Retail	514,475

Media — 6.3%
	Affinion Group Inc.:
930,000	Senior Notes, 10.125% due 10/15/13	939,300
445,000	Senior Subordinated Notes, 11.500% due 10/15/15	445,000
2,768,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	2,110,600
1,340,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	1,185,900
380,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	262,200
355,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	244,950
1,310,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	1,368,950
	CSC Holdings Inc., Senior Notes:
360,000	8.125% due 7/15/09	364,500
60,000	7.625% due 4/1/11	59,625
740,000	6.750% due 4/15/12	708,550
1,001,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	788,287
290,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	300,875
270,000	EchoStar DBS Corp., 7.750% due 5/31/15	260,550
1,650,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	759,000
590,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	295,000
180,000	R.H. Donnelley Inc., 11.750% due 5/15/15 (a)	134,100
495,000	Sun Media Corp., 7.625% due 2/15/13	472,725
	TL Acquisitions Inc.:
850,000	Senior Notes, 10.500% due 1/15/15 (a)	752,250
860,000	Senior Subordinated Notes, step bond to yield 11.202% due 7/15/15 (a)	632,100

	Total Media	12,084,462

Multiline Retail — 0.8%
	Neiman Marcus Group Inc.:
80,000	7.125% due 6/1/28	70,800
1,370,000	Senior Notes, 9.000% due 10/15/15 (b)	1,349,450
130,000	Senior Subordinated Notes, 10.375% due 10/15/15	128,050

	Total Multiline Retail	1,548,300

Specialty Retail — 0.7%
390,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16 (a)	356,850
165,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	142,931
745,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	596,932
185,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	189,625

	Total Specialty Retail	1,286,338

Textiles, Apparel & Luxury Goods — 0.3%
600,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	579,000

	TOTAL CONSUMER DISCRETIONARY	32,924,680

CONSUMER STAPLES — 1.8%
Beverages — 0.5%
1,000,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	1,027,500

Food Products — 0.6%
	Dole Food Co. Inc., Senior Notes:
40,000	8.625% due 5/1/09	39,350
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Food Products — 0.6% (continued)
$1,200,000	7.250% due 6/15/10	$1,110,000
44,000	8.875% due 3/15/11	40,315

	Total Food Products	1,189,665

Household Products — 0.3%
20,000	American Achievement Corp., 8.250% due 4/1/12 (a)	19,700
555,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	531,413

	Total Household Products	551,113

Tobacco — 0.4%
	Alliance One International Inc., Senior Notes:
490,000	8.500% due 5/15/12	461,825
275,000	11.000% due 5/15/12	282,562

	Total Tobacco	744,387

	TOTAL CONSUMER STAPLES	3,512,665

ENERGY — 13.4%
Energy Equipment & Services — 1.4%
995,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,229,558
250,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	249,375
240,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	237,600
480,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	484,800
320,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	324,000
130,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	139,187

	Total Energy Equipment & Services	2,664,520

Oil, Gas & Consumable Fuels — 12.0%
750,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	740,625
1,530,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,552,950
2,325,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	2,208,750
295,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	293,525
577,427	Corral Finans AB, 4.291% due 4/15/10 (a)(b)(d)	487,926
	El Paso Corp., Medium-Term Notes:
1,500,000	8.050% due 10/15/30	1,529,655
2,376,000	7.800% due 8/1/31	2,373,786
	Enterprise Products Operating LP:
660,000	Junior Subordinated Notes, 8.375% due 8/1/66 (d)	645,751
175,000	Subordinated Notes, 7.034% due 1/15/68 (d)	152,841
1,370,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,363,150
230,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (a)	222,525
795,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	812,887
	Mariner Energy Inc., Senior Notes:
495,000	7.500% due 4/15/13	471,487
230,000	8.000% due 5/15/17	217,925
200,000	OPTI Canada Inc., Senior Secured Notes, 7.875% due 12/15/14	199,500
600,000	Parallel Petroleum Corp., 10.250% due 8/1/14	598,500
	Petrohawk Energy Corp., Senior Notes:
490,000	9.125% due 7/15/13	498,575
160,000	7.875% due 6/1/15 (a)	155,600
	Petroplus Finance Ltd.:
310,000	6.750% due 5/1/14 (a)	272,800
540,000	Senior Note, 7.000% due 5/1/17 (a)	469,800
510,000	Quicksilver Resources Inc., 8.250% due 8/1/15	498,525
2,000,000	SandRidge Energy Inc., 8.625% due 4/1/15 (a)(b)	2,030,000
1,485,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(e)	207,900
440,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	453,200
1,450,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,265,125
160,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	151,200
720,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	759,600
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 12.0% (continued)
$1,135,000	VeraSun Energy Corp., 9.375% due 6/1/17	$601,550
640,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	604,800
610,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	590,175
600,000	Williams Cos. Inc., Senior Notes, 7.625% due 7/15/19	633,000

	Total Oil, Gas & Consumable Fuels	23,063,633

	TOTAL ENERGY	25,728,153

FINANCIALS — 11.1%
Commercial Banks — 0.5%
250,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	249,375
	TuranAlem Finance BV, Bonds:
470,000	8.250% due 1/22/37 (a)	360,725
340,000	8.250% due 1/22/37 (a)	263,925

	Total Commercial Banks	874,025

Consumer Finance — 4.8%
900,000	AmeriCredit Corp., 8.500% due 7/1/15	695,250
	Ford Motor Credit Co.:
350,000	Notes, 7.241% due 4/15/12 (d)	332,384
	Senior Notes:
542,000	8.026% due 6/15/11 (d)	428,073
500,000	5.538% due 1/13/12 (d)	362,776
4,980,000	12.000% due 5/15/15	4,201,532
	General Motors Acceptance Corp.:
2,905,000	Bonds, 8.000% due 11/1/31	1,630,649
580,000	Notes, 6.875% due 8/28/12	364,294
1,370,000	SLM Corp., 8.450% due 6/15/18	1,295,110

	Total Consumer Finance	9,310,068

Diversified Financial Services — 3.4%
415,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	257,300
450,000	Capmark Financial Group Inc., 5.875% due 5/10/12	286,997
650,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	531,375
370,000	Citigroup Inc., Junior Subordinated Notes, 8.400% due 4/30/18 (d)(f)	317,271
	Leucadia National Corp., Senior Notes:
560,000	8.125% due 9/15/15	560,700
550,000	7.125% due 3/15/17	517,687
	Residential Capital LLC:
1,048,000	8.500% due 5/15/10 (a)	754,560
1,628,000	9.625% due 5/15/15 (a)	643,060
555,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	502,275
	TNK-BP Finance SA:
767,000	7.875% due 3/13/18 (a)	709,475
374,000	Senior Notes, 7.875% due 3/13/18 (a)	347,820
1,135,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,112,300

	Total Diversified Financial Services	6,540,820

Insurance — 0.6%
1,350,000	American International Group Inc., 8.175% due 5/15/58 (a)(d)	1,212,608
Real Estate Investment Trusts (REITs) — 0.7%
40,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	35,800
625,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	578,125
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
205,000	6.500% due 6/1/16	193,725
455,000	6.750% due 4/1/17	431,112

	Total Real Estate Investment Trusts (REITs)	1,238,762

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Real Estate Management & Development — 0.7%
$560,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	$338,800
	Realogy Corp.:
1,060,000	11.000% due 4/15/14 (b)	580,350
905,000	Senior Subordinated Notes, 12.375% due 4/15/15	434,400

	Total Real Estate Management & Development	1,353,550

Thrifts & Mortgage Finance — 0.4%
1,075,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	806,250

	TOTAL FINANCIALS	21,336,083

HEALTH CARE — 6.8%
Health Care Equipment & Supplies — 1.1%
1,200,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	1,086,000
910,000	Biomet Inc., 10.375% due 10/15/17 (b)	962,325

	Total Health Care Equipment & Supplies	2,048,325

Health Care Providers & Services — 5.7%
960,000	CRC Health Corp., 10.750% due 2/1/16	763,200
	DaVita Inc.:
450,000	Senior Notes, 6.625% due 3/15/13	441,000
635,000	Senior Subordinated Notes, 7.250% due 3/15/15	627,856
	HCA Inc.:
2,080,000	Notes, 6.375% due 1/15/15	1,716,000
	Senior Secured Notes:
400,000	9.125% due 11/15/14	413,000
1,615,000	9.625% due 11/15/16 (b)	1,667,487
875,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	881,563
	Tenet Healthcare Corp., Senior Notes:
650,000	7.375% due 2/1/13	614,250
1,960,000	9.875% due 7/1/14	1,979,600
	Universal Hospital Services Inc.:
260,000	6.303% due 6/1/15 (d)	243,100
245,000	Senior Secured Notes, 8.500% due 6/1/15 (b)	246,225
1,642,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (b)(d)	1,321,810

	Total Health Care Providers & Services	10,915,091

Pharmaceuticals — 0.0%
2,085,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(e)	46,913

	TOTAL HEALTH CARE	13,010,329

INDUSTRIALS — 13.2%
Aerospace & Defense — 1.8%
480,000	BE Aerospace Inc., 8.500% due 7/1/18	496,800
	DRS Technologies Inc., Senior Subordinated Notes:
75,000	6.625% due 2/1/16	76,125
680,000	7.625% due 2/1/18	710,600
	Hawker Beechcraft Acquisition Co.:
1,630,000	Senior Notes, 8.875% due 4/1/15 (b)	1,617,775
45,000	Senior Subordinated Notes, 9.750% due 4/1/17	44,663
645,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	601,462

	Total Aerospace & Defense	3,547,425

Airlines — 2.3%
1,400,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	1,036,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Airlines — 2.3% (continued)
$1,000,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	$980,000
515,326	Delta Air Lines Inc., 8.954% due 8/10/14 (g)	376,188
	United Airlines Inc., Pass-Through Certificates:
365,000	6.831% due 9/1/08	386,444
888,598	7.811% due 10/1/09 (g)	1,013,001
437,290	8.030% due 7/1/11 (g)	489,765
160,000	6.932% due 9/1/11 (g)	188,800

	Total Airlines	4,470,198

Building Products — 1.6%
	Associated Materials Inc.:
1,740,000	Senior Discount Notes, step bond to yield 13.854% due 3/1/14	1,074,450
745,000	Senior Subordinated Notes, 9.750% due 4/15/12	737,550
	Nortek Inc.:
150,000	Senior Secured Notes, 10.000% due 12/1/13 (a)	135,000
540,000	Senior Subordinated Notes, 8.500% due 9/1/14	308,475
1,950,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.334% due 3/1/14	814,125

	Total Building Products	3,069,600

Commercial Services & Supplies — 3.0%
1,253,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	1,259,265
335,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	294,800
	DynCorp International LLC/DIV Capital Corp.:
300,000	9.500% due 2/15/13 (a)	299,625
1,970,000	Senior Subordinated Notes, 9.500% due 2/15/13	1,952,762
900,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	949,500
540,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	445,500
	US Investigations Services Inc.:
380,000	11.750% due 5/1/16 (a)	324,900
250,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	227,500

	Total Commercial Services & Supplies	5,753,852

Construction & Engineering — 0.2%
300,000	CSC Holdings Inc., 8.500% due 6/15/15 (a)	297,000

Industrial Conglomerates — 0.3%
	Sequa Corp., Senior Notes:
370,000	11.750% due 12/1/15 (a)	323,750
370,000	13.500% due 12/1/15 (a)(b)	323,750

	Total Industrial Conglomerates	647,500

Machinery — 0.4%
360,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	334,800
340,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	334,050

	Total Machinery	668,850

Road & Rail — 2.3%
1,230,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	1,276,125
2,705,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	2,366,875
	Kansas City Southern de Mexico, Senior Notes:
450,000	7.625% due 12/1/13	443,250
145,000	7.375% due 6/1/14	140,288
240,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	243,900

	Total Road & Rail	4,470,438

Trading Companies & Distributors — 1.0%
565,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	500,025
600,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	519,000
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Trading Companies & Distributors — 1.0% (continued)
$1,145,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	$818,675

	Total Trading Companies & Distributors	1,837,700

Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
230,000	10.426% due 5/15/15 (a)(d)	83,950
1,270,000	12.500% due 5/15/17 (a)	501,650

	Total Transportation Infrastructure	585,600

	TOTAL INDUSTRIALS	25,348,163

INFORMATION TECHNOLOGY — 2.1%
Electronic Equipment & Instruments — 0.4%
	NXP BV/NXP Funding LLC:
260,000	Senior Notes, 9.500% due 10/15/15	180,700
	Senior Secured Notes:
240,000	5.541% due 10/15/13 (d)	189,300
350,000	7.875% due 10/15/14	293,125

	Total Electronic Equipment & Instruments	663,125

IT Services — 1.3%
540,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	491,400
660,000	First Data Corp., 9.875% due 9/24/15 (a)	584,925
	SunGard Data Systems Inc.:
750,000	Senior Notes, 9.125% due 8/15/13	770,625
720,000	Senior Subordinated Notes, 10.250% due 8/15/15	734,400

	Total IT Services	2,581,350

Semiconductors & Semiconductor Equipment — 0.1%
140,000	Freescale Semiconductor Inc., 10.125% due 12/15/16	110,600

Software — 0.3%
795,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	608,175

	TOTAL INFORMATION TECHNOLOGY	3,963,250

MATERIALS — 8.1%
Chemicals — 1.6%
1,620,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	850,500
625,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	589,062
760,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	805,600
1,420,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	830,700
60,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	50,400

	Total Chemicals	3,126,262

Containers & Packaging — 0.6%
100,000	Berry Plastics Holding Corp., 10.250% due 3/1/16	65,500
290,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	271,150
235,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	200,925
600,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)(e)(g)	0
360,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	372,600
240,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	206,400

	Total Containers & Packaging	1,116,575

Metals & Mining — 2.8%
910,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	954,695
1,020,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,060,800
710,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14 (d)	585,750
1,110,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,032,300
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Metals & Mining — 2.8% (continued)
$1,825,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	$1,788,500

	Total Metals & Mining	5,422,045

Paper & Forest Products — 3.1%
	Abitibi-Consolidated Co. of Canada:
1,508,000	15.500% due 7/15/10 (a)	1,138,540
1,110,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	1,162,725
1,400,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	1,302,000
	NewPage Corp., Senior Secured Notes:
1,590,000	9.123% due 5/1/12 (d)	1,518,450
260,000	10.000% due 5/1/12	250,250
222,546	Newpage Holding Corp., 9.986% due 11/1/13 (b)(d)	208,081
	Verso Paper Holdings LLC:
224,000	9.033% due 2/1/13 (d)	186,480
290,000	11.375% due 8/1/16	245,050

	Total Paper & Forest Products	6,011,576

	TOTAL MATERIALS	15,676,458

TELECOMMUNICATION SERVICES — 7.9%
Diversified Telecommunication Services — 5.9%
180,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	141,300
	Citizens Communications Co.:
65,000	Debentures, 7.050% due 10/1/46	44,363
615,000	Senior Notes, 7.875% due 1/15/27	544,275
695,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(e)(g)	0
420,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	90,300
1,500,000	Intelsat Corp., 9.250% due 8/15/14 (a)	1,488,750
375,000	Intelsat Jackson Holdings Ltd., 9.500% due 6/15/16 (a)	379,687
	Level 3 Financing Inc.:
775,000	6.704% due 2/15/15 (d)	651,000
695,000	Senior Notes, 9.250% due 11/1/14	635,925
1,650,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,600,500
2,125,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	1,970,937
1,505,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	1,399,650
1,310,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	1,362,400
1,100,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,119,250

	Total Diversified Telecommunication Services	11,428,337

Wireless Telecommunication Services — 2.0%
280,000	iPCS Inc., 4.998% due 5/1/13 (d)	250,600
730,000	Rural Cellular Corp., Senior Subordinated Notes, 6.076% due 6/1/13 (d)	733,650
	Sprint Capital Corp., Senior Notes:
100,000	8.375% due 3/15/12	98,325
1,450,000	6.875% due 11/15/28	1,151,912
1,810,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)(g)	1,529,450

	Total Wireless Telecommunication Services	3,763,937

	TOTAL TELECOMMUNICATION SERVICES	15,192,274

UTILITIES — 8.7%
Electric Utilities — 0.2%
415,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	449,238

Gas Utilities — 0.9%
1,800,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,669,500

Independent Power Producers & Energy Traders — 7.6%
181,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	168,169
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Independent Power Producers & Energy Traders — 7.6% (continued)
	AES Corp., Senior Notes:
$1,205,000	8.000% due 10/15/17	$1,192,950
200,000	8.000% due 6/1/20 (a)	193,500
	Dynegy Holdings Inc.:
1,060,000	Senior Debentures, 7.625% due 10/15/26	890,400
830,000	Senior Notes, 7.750% due 6/1/19	767,750
140,000	Dynegy Inc., 7.670% due 11/8/16	137,025
	Edison Mission Energy, Senior Notes:
880,000	7.750% due 6/15/16	886,600
660,000	7.200% due 5/15/19	623,700
450,000	7.625% due 5/15/27	398,250
5,270,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	5,243,650
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
428,690	10.060% due 12/30/28	483,347
610,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	613,050
	NRG Energy Inc., Senior Notes:
525,000	7.250% due 2/1/14	513,188
2,415,000	7.375% due 2/1/16	2,348,587
40,000	7.375% due 1/15/17	38,700
260,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	192,045

	Total Independent Power Producers & Energy Traders	14,690,911

	TOTAL UTILITIES	16,809,649

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $198,775,287)	173,501,704

ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
1,402,534	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e)(g) (Cost — $1,559,726)	0

CONVERTIBLE BONDS & NOTES — 0.8%
FINANCIALS — 0.5%
Thrifts & Mortgage Finance — 0.5%
880,000	Countrywide Financial Corp., 0.000% due 4/15/37 (d)	855,254

INDUSTRIALS — 0.3%
Marine — 0.3%
750,000	Horizon Lines Inc., 4.250% due 8/15/12	597,188

	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $1,408,375)	1,452,442

COLLATERALIZED SENIOR LOANS — 3.0%
CONSUMER DISCRETIONARY — 0.6%
Auto Components — 0.4%
992,500	Allison Transmission, Term Loan B, 5.251% due 8/7/14 (d)	891,017

Textiles, Apparel & Luxury Goods — 0.2%
500,000	Simmons Co., Term Loan, 10.650% due 2/15/12 (d)	317,500

	TOTAL CONSUMER DISCRETIONARY	1,208,517

ENERGY — 0.6%
Energy Equipment & Services — 0.6%
1,087,140	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	1,076,269

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

INDUSTRIALS — 0.3%
Trading Companies & Distributors — 0.3%
$530,100	Penhall International Corp., Term Loan, 10.133% due 4/1/12 (d)(g)	$471,789

MATERIALS — 0.3%
Containers & Packaging — 0.3%
1,100,004	Berry Plastics Corp., Senior Term Loan, 11.656% due 6/15/14 (d)	660,002

UTILITIES — 1.2%
Independent Power Producers & Energy Traders — 1.2%
2,500,000	Energy Future Holdings, Term Loan, 6.579% due 10/10/14 (d)	2,348,437

	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $6,380,587)	5,765,014

SOVEREIGN BOND — 0.8%
Russia — 0.8%
1,438,100	Russian Federation, 7.500% due 3/31/30 (a)
	(Cost — $1,576,825)	1,620,185

Shares

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
2,453,154	Home Interiors & Gifts Inc. (e)(g)*	3

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
23,465	Aurora Foods Inc. (e)(g)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares (e)(g)*	0

Wireless Telecommunication Services — 0.0%
1	Crown Castle International Corp. *	38

	TOTAL TELECOMMUNICATION SERVICES	38

	TOTAL COMMON STOCKS
	(Cost — $1,098,307)	41

CONVERTIBLE PREFERRED STOCKS — 0.8%
FINANCIALS — 0.8%
Diversified Financial Services — 0.8%
1,270	Bank of America Corp., 7.250%	1,184,910
5,700	Citigroup Inc., 6.500%	252,168

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $1,558,323)	1,437,078

PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
2	ION Media Networks Inc., Series B, 12.000% *	1,365

FINANCIALS — 0.1%
Thrifts & Mortgage Finance — 0.1%
16,625	Federal National Mortgage Association (FNMA), 8.250%	279,134

	TOTAL PREFERRED STOCKS
	(Cost — $439,775)	280,499

Warrants

WARRANTS — 0.0%
430	Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(g)*	0
695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(g)*	0
See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited)(continued)	July 31, 2008

Warrants	Security	Value

WARRANTS — 0.0% (continued)
375	IWO Holdings Inc., Expires 1/15/11(a)(e)(g)*	$0
165	Jazztel PLC, Expires 5/1/09(a)(e)(g)*	0
435	Merrill Corp., Class B Shares, Expires 5/1/09(a)(e)(g)*	0

	TOTAL WARRANTS
	(Cost — $182,252)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $212,979,457)	184,056,963

Face
Amount

SHORT-TERM INVESTMENTS — 2.0%
Sovereign Bonds — 1.3%
	Egypt Treasury Bills:
$6,700,000	Zero coupon bond to yield 10.096% due 11/4/08 (g)	1,229,433
7,050,000	Zero coupon bond to yield 10.204% due 11/11/08 (g)	1,290,801

	Total Sovereign Bonds
	(Cost — $2,463,491)	2,520,234

Repurchase Agreement — 0.7%
1,273,000
Morgan Stanley tri-party repurchase agreement dated 7/31/08, 2.130% due 8/1/08; Proceeds at maturity — $1,273,075; (Fully collateralized by U.S. government agency obligation, 0.000% due 10/15/20; Market value — $1,306,567)

	(Cost — $1,273,000)	1,273,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $3,736,491)	3,793,234

	TOTAL — INVESTMENTS — 97.7%
	(Cost — $216,715,948#)	187,850,197
	Other Assets in Excess of Liabilities — 2.3%	4,443,900

	TOTAL NET ASSETS — 100.0%	$192,294,097

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

(e)	Illiquid security.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable High Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,490,627
Gross unrealized depreciation	(30,356,378)

Net unrealized depreciation	$(28,865,751)

3. Recent Accounting Pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.
* * *
In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 29, 2008

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: September 29, 2008